Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2016
Registrant Name	Virtus ETF Trust II
Central Index Key	0001648403
Amendment Flag	false
Document Creation Date	Dec. 02, 2016
Document Effective Date	Dec. 02, 2016
Prospectus Date	Nov. 28, 2016
Virtus Newfleet Dynamic Credit ETF | Virtus Newfleet Dynamic Credit ETF
Risk/Return:
Trading Symbol	BLHY